AB Municipal Income Fund, Inc.

AB New York Portfolio

Portfolio of Investments

August 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.6%
Long-Term Municipal Bonds – 96.8%
New York – 90.2%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	$1,500	$1,516,276
Series 2020 4.00%, 11/01/2045	1,000	853,993
Broome County Local Development Corp. (Good Shepherd Village at Endwell Obligated Group) Series 2021 4.00%, 07/01/2047	1,000	778,004
Buffalo & Fort Erie Public Bridge Authority (Buffalo & Fort Erie Public Bridge Authority) Series 2017 5.00%, 01/01/2042	2,250	2,261,958
Build NYC Resource Corp. (City University of New York) Series 2014-A 5.00%, 06/01/2030	1,110	1,111,504
5.00%, 06/01/2033	1,320	1,321,759
5.00%, 06/01/2034	550	550,674
Build NYC Resource Corp. (Classical Charter School) Series 2023 4.75%, 06/15/2058	760	664,040
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)	2,125	2,009,792
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2052	1,275	1,030,123
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2052	1,285	1,166,598
5.00%, 07/01/2062	4,000	3,529,272
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2051(a)	1,500	1,160,126
Build NYC Resource Corp. (Kipp NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	1,913,383
5.25%, 07/01/2057	1,865	1,764,630
5.25%, 07/01/2062	3,000	2,808,420
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029(b) (c)	2,555	1,788,500
5.50%, 11/01/2044(b) (c)	1,625	1,137,500

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(d)	$1,000	$845,825
Build NYC Resource Corp. (South Bronx Charter School For Intl Cultures & The Arts) Series 2023 7.00%, 04/15/2053(a)	1,200	1,203,720
Build NYC Resource Corp. (Success Academy Charter Schools Obligated Group) Series 2024 4.00%, 09/01/2043	880	783,773
4.00%, 09/01/2044	1,025	905,240
Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2050	5,000	5,024,843
City of New York NY (City of New York NY) Series 2021 1.396%, 08/01/2027	5,905	5,626,005
1.723%, 08/01/2029	2,475	2,268,530
1.823%, 08/01/2030	2,210	1,983,818
Series 2024-C 4.61%, 09/01/2037	1,000	968,110
Series 2025-A 5.00%, 08/01/2035	2,000	2,245,219
Series 2025-E 5.25%, 08/01/2050	5,000	5,131,249
City of New York NY (Prerefunded - US Treasuries) Series 2021 1.723%, 08/01/2029	525	483,158
1.823%, 08/01/2030	790	713,046
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	6,400	6,182,845
Series 2020-B 5.918%, 07/01/2039	1,285	1,259,480
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.50%, 06/15/2057	5,000	4,768,717
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034	1,845	1,845,188
5.00%, 07/01/2039	1,100	1,099,945
Series 2018 5.00%, 07/01/2048	1,495	1,396,498
Long Island Power Authority (Long Island Power Authority) Series 2016-B 5.00%, 09/01/2030	5,000	5,120,247
5.00%, 09/01/2033	3,515	3,580,002

	Principal Amount (000)	U.S. $ Value

Series 2023-E 5.00%, 09/01/2048	$5,000	$5,033,654
Series 2024-A 5.25%, 09/01/2054	5,000	5,129,426
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016-A 5.25%, 11/15/2034	10,740	10,985,533
5.25%, 11/15/2035	5,000	5,106,967
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2010 6.814%, 11/15/2040	1,270	1,380,290
Series 2021 3.351% (SOFR + 0.43%), 11/01/2026(e)	295	294,993
Series 2024-B 5.00%, 11/15/2039	5,000	5,209,441
Series 2025 5.25%, 11/15/2045	5,000	5,094,987
AG Series 2021 3.721% (SOFR + 0.80%), 11/01/2032(e)	1,285	1,286,612
BAM Series 2024-A 4.00%, 11/15/2048	6,000	5,065,663
Metropolitan Transportation Authority Dedicated Tax Fund (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2024 4.00%, 11/15/2054	3,000	2,541,896
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)	2,000	1,893,776
Monroe County Industrial Development Corp./NY (Eugenio Maria de Hostos Charter School) Series 2024 5.00%, 07/01/2044(a)	1,000	885,072
5.00%, 07/01/2054(a)	2,000	1,684,435
5.00%, 07/01/2059(a)	1,350	1,116,736
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 4.00%, 12/01/2038	1,200	1,122,626
4.00%, 12/01/2039	1,000	920,668
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	2,150	1,987,179
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) 5.00%, 01/01/2058(f) (g)	1,447	103,578

	Principal Amount (000)	U.S. $ Value

Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 5.00%, 07/01/2043	$1,195	$1,156,167
5.00%, 07/01/2055	3,700	3,397,530
New York City Health & Hospitals Corp. (New York City Health & Hospital Lease) Series 2025-A 5.00%, 02/15/2042	1,500	1,551,392
New York City Housing Development Corp. (8 Spruce NY Owner LLC) Series 2024 4.00%, 12/15/2031	330	341,536
4.375%, 12/15/2031	640	658,870
5.25%, 12/15/2031	1,565	1,605,831
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2022-A 5.25%, 06/15/2052	10,000	10,206,630
Series 2023 5.25%, 06/15/2053	4,500	4,627,812
Series 2024-C 4.25%, 06/15/2054	3,000	2,661,309
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2023 5.50%, 05/01/2042	7,000	7,528,043
Series 2024 5.00%, 11/01/2039	10,000	10,692,258
Series 2025 5.00%, 05/01/2046	2,500	2,538,768
New York City Transitional Finance Authority Building Aid Revenue (Prerefunded - US Treasuries) Series 2016-S 5.00%, 07/15/2034	1,000	1,009,109
New York City Transitional Finance Authority Building Aid Revenue (State of New York) Series 2025-S 5.00%, 07/15/2027	2,000	2,094,545
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2016-F 5.00%, 02/01/2032	10,000	10,086,519
New York Convention Center Development Corp. (New York City Hotel Unit Fee Revenue Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2034	9,220	9,244,465
5.00%, 11/15/2035	6,000	6,014,064
NEW York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	3,640	3,823,437

	Principal Amount (000)	U.S. $ Value

New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	$2,200	$2,133,797
5.375%, 11/15/2040(a)	700	699,973
7.25%, 11/15/2044(a)	1,280	1,280,622
New York Liberty Development Corp. (7 World Trade Center II) Series 2022 3.00%, 09/15/2043	2,000	1,549,140
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.625%, 09/15/2069	7,780	7,168,017
2.80%, 09/15/2069	5,780	5,286,358
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	3,000	2,345,171
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2053	3,000	3,021,394
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2035	1,310	1,268,028
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	5,000	5,249,249
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2032(a)	1,000	1,001,984
5.00%, 12/01/2033(a)	1,000	994,779
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2031	3,000	3,003,181
5.00%, 07/01/2033	3,000	3,002,407
New York State Dormitory Authority (Iona College) Series 2021-A 5.00%, 07/01/2046	875	848,425
5.00%, 07/01/2051	1,200	1,134,950
Series 2022-2 5.00%, 07/01/2037	200	206,981
5.00%, 07/01/2042	275	271,749
New York State Dormitory Authority (Iona University)
AG Series 2025 5.00%, 07/01/2051	2,285	2,243,271
New York State Dormitory Authority (Memorial Sloan-Kettering Cancer Center) Series 2022 4.00%, 07/01/2051	4,900	4,184,349

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032	$1,950	$1,995,810
5.00%, 08/01/2033	2,000	2,038,818
5.00%, 08/01/2035	1,515	1,529,171
Series 2020 4.00%, 09/01/2037	800	763,920
4.00%, 09/01/2039	1,345	1,234,314
Series 2024 5.25%, 11/01/2041	2,300	2,370,055
5.50%, 11/01/2047	1,160	1,182,675
AG Series 2020 3.00%, 09/01/2050	3,000	2,043,819
New York State Dormitory Authority (Mount Sinai Hospital Obligated Group) Series 2025 5.25%, 07/01/2050	5,000	4,831,342
New York State Dormitory Authority (New School/The) Series 2016-A 5.00%, 07/01/2035	2,815	2,856,274
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030	1,000	1,015,135
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2009 5.628%, 03/15/2039	1,000	1,027,663
Series 2017-B 5.00%, 02/15/2033	8,095	8,392,716
Series 2025-A 5.00%, 03/15/2054	9,525	9,582,334
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2047	3,625	2,978,594
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.25%, 10/01/2049	3,840	3,718,936
New York State Environmental Facilities Corp. (Casella Waste Systems) Series 2019 2.875%, 12/01/2044(a)	3,125	2,918,731
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025-A 5.00%, 03/15/2045	1,000	1,024,532
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	1,000	933,488
5.00%, 01/01/2030	2,395	2,456,398
Series 2020 5.00%, 10/01/2035	2,200	2,230,935
5.00%, 10/01/2040	3,815	3,787,751
Series 2023 6.00%, 04/01/2035	1,000	1,084,384

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Empire State Thruway Partners) Series 2021 4.00%, 10/31/2046	$11,000	$9,186,100
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2031	1,150	1,223,056
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	4,250	4,108,494
AG Series 2024 0.00%, 12/31/2054(h)	3,000	1,774,264
New York Transportation Development Corp. (JFK NTO LLC) Series 2024 5.50%, 06/30/2060	10,000	9,610,279
AG Series 2023 5.00%, 06/30/2049	1,000	962,212
5.125%, 06/30/2060	5,000	4,830,472
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 4.00%, 07/01/2032	2,000	1,997,419
4.00%, 07/01/2033	2,250	2,223,234
5.00%, 07/01/2034	2,490	2,492,142
5.00%, 07/01/2046	2,000	1,891,984
5.25%, 01/01/2050	3,030	2,880,904
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	5,000	4,413,345
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	2,405	2,469,523
Onondaga Civic Development Corp. (Crouse Health Hospital Obligated Group) Series 2024 5.375%, 08/01/2054	1,650	1,306,271
Onondaga Civic Development Corp. (Le Moyne College) Series 2021 5.00%, 07/01/2051	1,400	1,285,784
Series 2022 4.00%, 07/01/2042	525	447,759
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	5,150	5,431,553
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2018-2 5.00%, 09/15/2031	2,000	2,082,025
Series 2020-2 4.00%, 07/15/2045	5,000	4,266,110

	Principal Amount (000)	U.S. $ Value

Series 2022-2 5.00%, 08/01/2035	$2,500	$2,654,168
Series 2023-2 5.00%, 07/15/2038	2,000	2,075,237
5.00%, 12/01/2038	2,000	2,071,370
5.00%, 07/15/2040	1,625	1,661,306
Saratoga County Capital Resource Corp. (Washington Saratoga Warren Hamilton & Essex Boces) Series 2025 5.00%, 07/01/2047(i)	3,000	3,023,185
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014-C 5.00%, 07/01/2031	2,500	2,503,016
Suffolk County Economic Development Corp. (Peconic Landing at Southold) Series 2020 5.00%, 12/01/2040	1,500	1,461,622
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.75%, 12/01/2044	1,600	1,600,037
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 4.00%, 06/01/2050	790	688,231
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.511%, 05/15/2035	3,500	2,942,634
Series 2021-C 5.00%, 05/15/2051	10,000	10,041,503
Series 2022 3.971% (SOFR + 1.05%), 04/01/2026(e)	2,500	2,499,529
Series 2024 5.00%, 11/15/2035	1,000	1,123,302
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2017-B 5.00%, 11/15/2036	3,000	3,074,692
Series 2020-A 5.00%, 11/15/2049	3,000	3,012,601
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2035	1,250	1,307,039
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts) Series 2020 4.00%, 12/01/2033	1,000	1,020,454
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	3,350	2,874,001

	Principal Amount (000)	U.S. $ Value

Series 2017-A 5.00%, 06/01/2041	$10,850	$10,336,165
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	1,515	1,356,759
5.25%, 09/15/2042	135	113,475
5.25%, 09/15/2047	235	184,425
5.25%, 09/15/2053	505	379,557
Westchester County Healthcare Corp./NY (Westchester County Health Care Obligated Group) Series 2010-B 6.00%, 11/01/2030	110	110,177
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 4.25%, 01/01/2045	2,925	2,576,690
5.00%, 01/01/2051	2,505	2,365,314
Westchester Tobacco Asset Securitization Corp. (Westchester Tobacco Asset Securitization) Series 2016-B 5.00%, 06/01/2041	1,830	1,797,969

		455,512,835

Alabama – 0.2%
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,000	1,027,115

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	280	280,443

Florida – 0.1%
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	400	400,310
Marshall Creek Community Development District (Marshall Creek Community Development District) Series 2016 6.32%, 05/01/2045	45	44,478

		444,788

Georgia – 0.0%
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2037	100	101,935
5.00%, 01/01/2039	100	101,178

		203,113

	Principal Amount (000)	U.S. $ Value

Guam – 2.4%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2023 5.25%, 10/01/2031	$175	$187,330
5.25%, 10/01/2036	585	611,294
Series 2024-A 5.25%, 10/01/2037	825	862,116
5.25%, 10/01/2042	300	303,038
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2016 5.00%, 01/01/2046	4,440	4,335,286
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036	1,000	1,013,204
5.00%, 10/01/2037	1,500	1,515,074
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,760	3,335,784

		12,163,126

Illinois – 0.0%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2036	115	113,086
5.00%, 09/01/2038	100	96,800

		209,886

Indiana – 0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(b) (c)	26	3
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(b) (c) (d)	745	37,250

		37,253

Maryland – 0.2%
City of Baltimore MD (City of Baltimore MD Harbor Point Special Taxing District) Series 2019 3.50%, 06/01/2039(a)	650	564,394
Series 2019-B 3.70%, 06/01/2039(a)	200	174,164

		738,558

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 2.1%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C Zero Coupon, 11/01/2043	$57	$35,631
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	1,290	1,349,775
5.00%, 07/01/2035(a)	1,295	1,334,949
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	710	716,695
NATL Series 2007-V 5.25%, 07/01/2034	1,000	992,492
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	140	139,505
6.625%, 01/01/2028	1,068	1,064,791
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046	1,400	1,539,630
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 4.329%, 07/01/2040	620	573,667
4.55%, 07/01/2040	73	69,507
4.75%, 07/01/2053	3,000	2,686,294

		10,502,936

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	1,020	960,536

Texas – 0.4%
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	79,053
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	722	588,717
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	1,000	1,063,845

		1,731,615

	Principal Amount (000)	U.S. $ Value

Washington – 0.0%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(a)	$100	$91,440
5.00%, 01/01/2049(a)	105	92,150

		183,590

Wisconsin – 0.9%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(d)	1,250	1,133,860
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 6.50%, 06/30/2060	2,320	2,452,597
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(a)	365	365,289
5.00%, 10/01/2026(a)	390	394,771
5.00%, 10/01/2028(a)	225	232,514
5.00%, 10/01/2029(a)	100	103,971

		4,683,002

Total Long-Term Municipal Bonds (cost $514,721,608)		488,678,796

Short-Term Municipal Notes – 0.8%
New York – 0.8%
Nuveen New York AMT-Free Quality Municipal Income Fund (Nuveen New York AMT-Free Quality Municipal Income Fund) Series 2017 3.18%, 05/01/2047(a) (j)	2,800	2,800,000
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 08/21/2026	1,000	1,013,824

Total Short-Term Municipal Notes (cost $3,814,156)		3,813,824

Total Municipal Obligations (cost $518,535,764)		492,492,620

	Shares

PREFERRED STOCKS – 0.0%
Utility – 0.0%
AES Guayama Holdings 0.00%(b) (f) (g) (cost $421,410)	23,486	68,344

	Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Floating Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50% (PRIME 1 Month + 4.00%), 03/04/2026(e) (f) (g) (cost $18,525)	$19	$18,064

	Shares

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(k) (l) (m) (cost $6,305,071)	6,305,071	6,305,071

Total Investments – 98.8% (cost $525,280,770)(n)		498,884,099
Other assets less liabilities – 1.2%		5,984,657

Net Assets – 100.0%		$504,868,756

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	5.00%	Quarterly	3.21%	USD	3,900	$(320,006)	$(158,335)	$(161,671)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	14,750	10/15/2029	2.569%	CPI#	Maturity	$131,684	$—	$131,684
USD	14,250	10/15/2029	2.485%	CPI#	Maturity	184,808	—	184,808

						$316,492	$—	$316,492

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	27,500	01/15/2027	1 Day SOFR	2.583%	Annual	$(676,302)	$—	$(676,302)
USD	5,200	01/15/2027	1 Day SOFR	2.540%	Annual	(132,298)	—	(132,298)
USD	2,700	01/15/2029	1 Day SOFR	3.315%	Annual	(16,601)	—	(16,601)
USD	6,900	10/15/2030	1 Day SOFR	4.092%	Annual	227,982	—	227,982
USD	4,900	10/15/2030	1 Day SOFR	4.082%	Annual	160,450	—	160,450
USD	5,650	07/31/2031	1 Day SOFR	4.059%	Annual	193,385	528	192,857
USD	7,800	12/03/2031	1 Day SOFR	4.111%	Annual	286,304	—	286,304
USD	4,200	12/03/2031	1 Day SOFR	3.898%	Annual	95,316	(580)	95,896
USD	5,800	07/30/2032	1 Day SOFR	3.701%	Annual	78,336	—	78,336
USD	4,900	06/15/2034	3.543%	1 Day SOFR	Annual	38,377	552	37,825
USD	7,470	08/15/2034	3.730%	1 Day SOFR	Annual	(53,411)	—	(53,411)
USD	6,630	08/15/2034	3.224%	1 Day SOFR	Annual	212,081	—	212,081
USD	5,800	08/15/2034	3.446%	1 Day SOFR	Annual	85,811	—	85,811
USD	5,400	08/15/2034	3.545%	1 Day SOFR	Annual	38,584	—	38,584
USD	3,000	08/15/2034	3.304%	1 Day SOFR	Annual	77,340	—	77,340
USD	7,900	02/15/2035	3.680%	1 Day SOFR	Annual	7,189	—	7,189

						$622,543	$500	$622,043

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	9,395	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$520,926	$—	$520,926

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2025, the aggregate market value of these securities amounted to $31,860,841 or 6.3% of net assets.

(b)	Non-income producing security.
(c)	Defaulted.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.40% of net assets as of August 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052	09/21/2023	$970,626	$845,825	0.17%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	07/23/2019	768,004	37,250	0.01%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	1,250,000	1,133,860	0.22%

(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2025.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Fair valued by the Adviser.
(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2025.
(i)	When-Issued or delayed delivery security.
(j)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(k)	The rate shown represents the 7-day yield as of period end.
(l)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(m)	Affiliated investments.
(n)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,875,027 and gross unrealized depreciation of investments was $(17,367,611), resulting in net unrealized depreciation of $(8,492,584).

As of August 31, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.7% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

NATL – National Interstate Corporation

PRIME – US Bank Prime Loan Rate

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB New York Portfolio

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$488,575,218	$103,578	$488,678,796
Short-Term Municipal Notes	—	3,813,824	—	3,813,824
Preferred Stocks	—	—	68,344	68,344
Asset-Backed Securities	—	—	18,064	18,064
Short-Term Investments	6,305,071	—	—	6,305,071

Total Investments in Securities	6,305,071	492,389,042	189,986	498,884,099
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	316,492	—	316,492
Centrally Cleared Interest Rate Swaps	—	1,501,155	—	1,501,155
Interest Rate Swaps	—	520,926	—	520,926
Liabilities:
Centrally Cleared Credit Default Swaps	—	(320,006)	—	(320,006)
Centrally Cleared Interest Rate Swaps	—	(878,612)	—	(878,612)

Total	$6,305,071	$493,528,997	$189,986	$500,024,054

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2025 is as follows:

Portfolio	Market Value 05/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$4,007	$46,139	$43,841	$6,305	$37